Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 5,140,084	$ 3,977,539	$ 3,398,719
Flavors [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,850,498	1,990,985	1,632,166
Fragrances [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,543,834	1,496,493	1,424,612
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,081,758	1,396,316	1,065,596
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,162,992	991,015	903,546
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,170,497	1,010,126	901,821
Latin America [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 724,837	$ 580,082	$ 527,756